Investments (Credit Loss Expense Incurred) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Gross credit loss expense recognized in net income (loss)	$ (15)	$ (11)	$ (26)
Associated amortization of DAC, VOBA, DSI and DFEL			1
Net credit loss expense recognized in net income (loss)	(15)	(11)	(25)
Fixed maturity securities [Member] | Corporate bonds
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Gross credit loss expense recognized in net income (loss)	(5)	(10)	(25)
Fixed maturity securities [Member] | RMBS
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Gross credit loss expense recognized in net income (loss)	(6)		$ (1)
Fixed maturity securities [Member] | ABS [Member]
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Gross credit loss expense recognized in net income (loss)	$ (4)
Fixed maturity securities [Member] | Hybrid and redeemable preferred securities
Debt Securities, Available-for-Sale, Allowance for Credit Loss [Line Items]
Gross credit loss expense recognized in net income (loss)		$ (1)